AMERICAN GENERAL LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VL-R
                          AG INCOME ADVANTAGE VUL(R)
                          INCOME ADVANTAGE SELECT(R)
                        PROTECTION ADVANTAGE SELECT(R)
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                    THE UNITED STATES LIFE INSURANCE COMPANY
                          IN THE CITY OF NEW YORK
                         SEPARATE ACCOUNT USL VL-R
                          INCOME ADVANTAGE SELECT(R)
                        PROTECTION ADVANTAGE SELECT(R)
                 VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                     SUPPLEMENT DATED SEPTEMBER 12, 2014
                   TO POLICY PROSPECTUSES, AS SUPPLEMENTED


      The purpose of this supplement is to notify owners of the variable universal life insurance Policies (the "Policy" or Policies") of the proposed closing and liquidation of the JPMorgan International Equity Portfolio (the "Portfolio"), a series of the JPMorgan Insurance Trust ("JPMorgan Trust").

      On August 21, 2014, the Board of Trustees (the "Board") of the JPMorgan Trust approved the liquidation and termination of the Portfolio. The liquidation is expected to occur at the close of the New York Stock Exchange ("Market Close"), which is generally 4:00 p.m. Eastern Time ("ET"), on or about December 12, 2014 ("Liquidation Date"). On the Liquidation Date, funds invested in subaccounts supported by the Portfolio will be automatically liquidated at the closing accumulation unit value and the liquidation proceeds will be transferred into the subaccount supported by the money market fund (collectively, referred to as the "Money Market Fund") as set forth below depending on your Policy:

Product                                Money Market Fund
AG Income Advantage VUL(R)             VALIC Company I Money Market I Fund

Income Advantage Select(R)             VALIC Company I Money Market I Fund
                                       (if your policy is effective prior to
                                       May 1, 2013)

Income Advantage Select(R)             Fidelity VIP Money Market Portfolio -
                                       Service Class 2 (if your policy is
                                       effective on or after May 1, 2013)

Protection Advantage Select(R)        VALIC Company I Money Market I Fund (if
                                      your policy is effective prior to May
                                      1, 2013)

Protection Advantage Select(R)         Fidelity VIP Money Market Portfolio -
                                       Service Class 2 (if your policy is
                                       effective on or after May 1, 2013)

      Please note that if you wish to have the liquidation proceeds allocated to a subaccount other than the subaccount supported by the Money Market Fund, the Company must receive instructions from you prior to the Market Close of the business day prior to the Liquidation Date. You may give us instructions to transfer your accumulation value to another investment option by calling the Administrative Center at the number below or by completing the enclosed transfer form.

      Additional investments into the Portfolio will be accepted up to and including December 1, 2014. After the Market Close on December 1, 2014, any instructions for premium payments, allocations, transfers, dollar cost averaging or automatic rebalancing into the Portfolio will be allocated to the subaccount supported by the Money Market Fund.

      Attached as Appendix A is a list of the investment options currently offered in your Policy. Please refer to your Policy prospectus for information regarding these investment options or call our Administrative Center at the number below. Also review your fund prospectuses for more detailed information about these investment options. For additional fund prospectus copies, please contact the Administrative Center.

      Neither our automatic transfer of the liquidation proceeds to the Money Market Fund upon the Liquidation Date, nor your transfer of assets out of the Portfolio prior to the Liquidation Date or out of the Money Market Fund within 60 days after the Liquidation Date, will count against the free transfers that you are permitted to make in a Policy Year or for the purposes of our market timing policies and procedures.

      Should you have any questions, please contact our Administrative Center at 1-800-340-2765.



Appendix A


Income Advantage Select VUL(R)
Protection Advantage Select VUL(R)

Alger Capital Appreciation Portfolio - Class I-2 Shares
Alger Mid Cap Growth Portfolio - Class I-2 Shares*
American Century VP Value Fund - Class I
American Funds IS Asset Allocation Fund - Class 2**
American Funds IS Global Growth Fund - Class 2**
American Funds IS Growth Fund - Class 2**
American Funds IS Growth-Income Fund - Class 2**
American Funds IS High-Income Bond Fund - Class 2**
American Funds IS International Fund - Class 2**
Anchor ST Capital Appreciation Portfolio - Class 3**
Anchor ST Government and Quality Bond Portfolio - Class 3**
Dreyfus VIF International Value Portfolio - Initial Shares*
Fidelity VIP Asset Manager Portfolio - Service Class 2*
Fidelity VIP Contrafund Portfolio - Service Class 2
Fidelity VIP Equity-Income Portfolio - Service Class 2
Fidelity VIP Freedom 2020 Portfolio - Service Class 2*
Fidelity VIP Freedom 2025 Portfolio - Service Class 2*
Fidelity VIP Freedom 2030 Portfolio - Service Class 2*
Fidelity VIP Growth Portfolio - Service Class 2
Fidelity VIP Mid Cap Portfolio - Service Class 2
Fidelity VIP Money Market Portfolio - Service Class 2**
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2
Invesco V.I. Global Real Estate Fund - Series I
Invesco V.I. Growth and Income Fund - Series I
Invesco V.I. International Growth Fund - Series I
Janus Aspen Enterprise Portfolio
Janus Aspen Forty Portfolio
Janus Aspen Overseas Portfolio (not available to Income Advantage Select VUL(r) Policies)*
JPMorgan Core Bond Portfolio - Class 1 Shares
MFS New Discovery Series - Initial Class
MFS Research Series - Initial Class
Neuberger Berman AMT Mid Cap Growth Portfolio
Neuberger Berman AMT Socially Responsive Portfolio - Class I *
Oppenheimer Capital Income Fund/VA - Non-Service Shares*
Oppenheimer Global Fund/VA - Non-Service Shares
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Real Return Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Pioneer Mid Cap Value VCT Portfolio - Class I*
Putnam VT Diversified Income Fund - Class IB*
Putnam VT Small Cap Value Fund - Class IB*
Seasons ST Mid Cap Value Portfolio - Class 3**
SunAmerica ST Aggressive Growth Portfolio - Class 1*
SunAmerica ST Balanced Portfolio - Class 1
VALIC Co. I Dynamic Allocation Fund**
VALIC Co. I Emerging Economies Fund**
VALIC Co. I Foreign Value Fund**
VALIC Co. I International Equities Index Fund
VALIC Co. I Mid Cap Index Fund
VALIC Co. I Money Market I Fund*
VALIC Co. I Nasdaq-100 Index Fund
VALIC Co. I Science & Technology Fund
VALIC Co. I Small Cap Index Fund
VALIC Co. I Stock Index Fund
VALIC Co. II Mid Cap Value Fund**
VALIC Co. II Socially Responsible Fund**
VALIC Co. II Strategic Bond Fund**
Vanguard VIF High Yield Bond Portfolio*
Vanguard VIF REIT Index Portfolio*


* These investment options are available only to owners whose policies were effective prior to May 1, 2013.

**These investment options are available only to owners whose policies were effective on or after May 1, 2013.






Appendix A

AG Income Advantage VUL(R)

Alger Capital Appreciation Portfolio - Class I-2 Shares
Alger Mid Cap Growth Portfolio - Class I-2 Shares
American Century VP Value Fund - Class I
Dreyfus VIF International Value Portfolio - Initial Shares Fidelity VIP Asset Manager Portfolio - Service Class 2 Fidelity VIP Contrafund Portfolio - Service Class 2
Fidelity VIP Equity-Income Portfolio - Service Class 2 Fidelity VIP Freedom 2020 Portfolio - Service Class 2
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
Fidelity VIP Growth Portfolio - Service Class 2
Fidelity VIP Mid Cap Portfolio - Service Class 2
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2 Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2 Invesco V.I. Global Real Estate Fund - Series I
Invesco V.I. Growth and Income Fund - Series I
Invesco V.I. International Growth Fund - Series I
Janus Aspen Enterprise Portfolio
Janus Aspen Forty Portfolio
Janus Aspen Overseas Portfolio
JPMorgan Core Bond Portfolio - Class 1 Shares
MFS New Discovery Series - Initial Class
MFS Research Series - Initial Class
Neuberger Berman AMT Mid Cap Growth Portfolio
Neuberger Berman AMT Socially Responsive Portfolio - Class I Oppenheimer Capital Income Fund/VA - Non-Service Shares Oppenheimer Global Fund/VA - Non-Service Shares
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Real Return Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Pioneer Mid Cap Value VCT Portfolio - Class I
Putnam VT Diversified Income Fund - Class IB
Putnam VT Small Cap Value Fund - Class IB
SunAmerica ST Aggressive Growth Portfolio - Class 1
SunAmerica ST Balanced Portfolio - Class 1
VALIC Co. I International Equities Index Fund
VALIC Co. I Mid Cap Index Fund
VALIC Co. I Money Market I Fund
VALIC Co. I Nasdaq-100 Index Fund
VALIC Co. I Science & Technology Fund
VALIC Co. I Small Cap Index Fund
VALIC Co. I Stock Index Fund
Vanguard VIF High Yield Bond Portfolio
Vanguard VIF REIT Index Portfolio